UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2000

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	St. Geme, LLC
Address:	One Sansome St., 31st Floor
		San Francisco, CA  94104

Form 13F File Number:	28-05281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Peter E. St. Geme
Title:	Manager
Phone:	415-288-2415

Signature, Place and Date of Signing:
	Peter St. Geme					San Francisco, CA		4-25-2000
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):
XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		13

Form 13F Information Table Value Total:		486,466


List of Other Included Managers:

None

<Page


NAME OF ISSUER		TITLE OF			CUSIP			VALUE		SHARES	INV.		OTHER	VOTING AUTH
				CLASS							X1000				DISC		MGR	SOLE SHR  NONE

ARIBA INC.                  COM                 04033V104           15,708        75000 SHARE    SOLE              SOLE
BIOGEN INC                  COM                 090597105              209         3000 SHARE    SOLE              SOLE
CISCO SYSTEMS INC           COM                 17275R102          134,910      1745000 SHARE    SOLE              SOLE
CISCO SYSTEMS INC           COM                 17275R102              866        11200 SHARE    SOLE              NONE
GNERAL ELECTRIC CO.         COM                 369604103              310         2000 SHARE    SOLE              SOLE
INFOSPACE COM INC.          COM                 45678T102            1,885        13000 SHARE    SOLE              SOLE
JDS UNIPHASE CORP           COM                 46612J101           82,964       688500 SHARE    SOLE              SOLE
MICROSOFT CORP              COM                 594918104           78,583       737000 SHARE    SOLE              SOLE
MICROSOFT CORP              COM                 594918104            2,350        22036 SHARE    SOLE              NONE
ORACLE CORP.                COM                 68389X105              312         4000 SHARE    SOLE              NONE
QUALCOMM INC.               COM                 747525103           26,540       177900 Share    SOLE              SOLE
QUALCOMM INC.               COM                 747525103            1,492        10000 share    SOLE              NONE
YAHOO INC                   COM                 984332106          135,337       790000 share    SOLE              SOLE



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